UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/11

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
21	Financial Highlights
22	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the second half of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters. Yields of money market instruments remained near zero percent in this choppy economic environment, as the Federal Reserve Board maintained its aggressively accommodative policy stance.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2011, Dreyfus New Jersey Municipal Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Although the U.S. economic recovery gained momentum during the reporting period, yields of short-term municipal money market instruments remained anchored by a historically low federal funds rate.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The fund also seeks to maintain a stable $1.00 share price.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Low Yields Persisted Despite a Stronger Economic Recovery

The reporting period began during an upturn in economic sentiment sparked by a new quantitative easing program from the Federal Reserve Board (the “Fed”). Greater economic optimism was reinforced by improved hiring activity and greater consumer spending. Indeed, the U.S. Department of Commerce estimated that U.S. GDP expanded at a 3.1% annualized rate during the fourth quarter of 2010, up from 2.6% during the third quarter. Expectations of continued economic growth in 2011 drove yields of longer-term U.S.Treasury securities and highly rated municipal bonds higher.

Many analysts were surprised by a lower-than-expected estimate of 1.8% annualized GDP growth for the first quarter of 2011, and surging energy prices added to their economic concerns. Nonetheless, the Fed left the overnight federal funds rate in a range between 0% and 0.25%, and tax-exempt money market instruments continued to offer yields of little more than zero percent.

The supply of newly issued municipal money market instruments remained ample in December 2010, and the expiration of the Build America Bonds program at the end of the year had relatively little impact on issuance volumes during the first five months of 2011. Meanwhile, demand for municipal money market instruments remained robust.

Like other states, New Jersey has struggled with fiscal pressures in the aftermath of the recession, but it faces more severe fiscal pressures than most due to unfunded pension and health care liabilities. Still, tax receipts have trended up over the past year, and we believe that well-publicized concerns regarding potential municipal defaults are overblown. In addition, several banks have initiated programs providing municipal issuers with credit, a positive development that we believe is likely to continue.

Focus on Liquidity and Capital Preservation

Throughout the reporting period, we maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper that were deemed creditworthy by our analysts. We also favored instruments backed by pledged tax appropriations or dedicated revenues. We generally shied away from general obligation debt issued by localities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was slightly longer than industry averages.

Increased Supply Could Lift Yields

Despite ongoing signs of economic recovery and higher commodity prices, the Fed appears set to maintain its aggressively accommodative monetary policy for some time.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity.We expect the supply of newly issued tax-exempt money market instruments to increase later in 2011, which could support higher yields.

June 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011

Expenses paid per $1,000†	$ 2.59
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011

Expenses paid per $1,000†	$ 2.62
Ending value (after expenses)	$1,022.34

† Expenses are equal to the fund’s annualized expense ratio of .52%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2011 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—90.2%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—84.5%
Brick Township,
General Improvement GO Notes
(Landfill Closure Project)	3.00	11/1/11	490,000		494,130
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.34	6/7/11	6,630,000	[a,b]	6,630,000
Cape May County,
GO Notes (County College)	4.00	8/15/11	200,000		201,358
Carteret Redevelopment Agency,
Revenue (Project Notes)	1.50	9/28/11	1,500,000		1,502,421
Cherry Hill Township,
GO Notes, Refunding	5.25	7/15/11	100,000		100,524
East Brunswick Township,
GO Notes, BAN	2.00	1/6/12	5,000,000		5,027,676
East Brunswick Township,
GO Notes, BAN	2.00	4/13/12	3,000,000		3,031,416
Glassboro Borough,
GO Notes, BAN	1.75	8/11/11	3,000,000		3,003,921
Gloucester Township,
GO Notes, BAN	1.75	6/8/11	5,794,507		5,795,276
Howell Township,
GO Notes (General Capital
Improvements Bonds)	2.25	11/1/11	700,000		703,926
Howell Township,
GO Notes (Sewer Utility
Assessment Bonds)	2.25	11/1/11	120,000		120,673
Hudson County Improvement
Authority, County Guaranteed
Pooled Notes (Local Unit
Loan Program)	1.50	8/31/11	1,155,000		1,156,411
JPMorgan Chase Putters/Drivers
Trust (New Jersey, TRAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.15	6/1/11	7,900,000	[a,b]	7,900,000
Keyport,
GO Notes, BAN	1.50	8/4/11	8,165,900		8,170,854
Middlesex County Improvement
Authority, County-Guaranteed
Capital Improvement
Revenue, Refunding	3.00	6/15/11	325,000		325,283

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Middletown Township,
GO Notes, BAN	1.50	9/21/11	2,604,325		2,608,282
Millstone Township Board of
Education, School District Notes	4.25	7/15/11	500,000		502,118
Monmouth County,
GO Notes	4.00	9/1/11	650,000		655,632
Monmouth County,
GO Notes, Refunding	3.00	1/15/12	250,000		253,092
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	4.00	10/1/11	250,000		252,641
New Jersey,
COP (Equipment Lease
Purchase Agreement)	5.00	6/15/11	1,755,000		1,757,672
New Jersey,
GO Notes, Refunding	3.80	7/1/11	105,000		105,264
New Jersey,
GO Notes, Refunding	5.25	7/15/11	125,000		125,673
New Jersey Building Authority,
State Building Revenue, Refunding	5.00	6/15/11	500,000		500,813
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.25	6/7/11	1,480,000	[a]	1,480,000
New Jersey Economic Development
Authority, EDR (Catholic
Community Services Project)
(LOC; Wells Fargo Bank)	0.23	6/7/11	290,000	[a]	290,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.28	6/7/11	800,000	[a]	800,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project)
(LOC; Bank of America)	0.22	6/7/11	700,000	[a]	700,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project)
(LOC; Wells Fargo Bank)	0.35	6/7/11	1,650,000	[a]	1,650,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wells Fargo Bank)	0.35	6/7/11	100,000	[a]	100,000
New Jersey Economic Development
Authority, EDR (Marco Holdings, LLC
Project) (LOC; Wells Fargo Bank)	0.35	6/7/11	1,115,000	[a]	1,115,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC;
Commerce Bank NA)	0.31	6/7/11	1,130,000	[a]	1,130,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project)
(LOC; Wells Fargo Bank)	0.35	6/7/11	1,095,000	[a]	1,095,000
New Jersey Economic Development
Authority, EDR (Republic
Services, Inc. Project)
(LOC; Bank of America)	0.30	6/7/11	625,000	[a]	625,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project)
(LOC; TD Bank)	0.31	6/7/11	1,755,000	[a]	1,755,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank NA)	0.22	6/7/11	1,535,000	[a]	1,535,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc. Project)
(LOC; Wells Fargo Bank)	0.35	6/7/11	1,325,000	[a]	1,325,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project) (LOC;
Commerce Bank NA)	0.21	6/7/11	2,360,000	[a]	2,360,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners Project)
(LOC: Wells Fargo Bank)	0.23	6/7/11	2,500,000	[a]	2,500,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, First Mortgage Revenue,
Refunding (Winchester Gardens at
Ward Homestead Project)
(LOC; Valley National Bank)	0.46	6/7/11	2,515,000	[a]	2,515,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project)
(LOC; TD Bank)	0.23	6/7/11	1,540,000	[a]	1,540,000
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien
Revenue, Refunding	5.00	7/1/11	2,000,000		2,007,200
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation—Courthouse
Convalescent and Rehabilitation
Center and Eastern Shore Nursing
and Rehabilitation Center Projects)
(LOC; Bank of America)	0.26	6/7/11	5,525,000	[a]	5,525,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation—Courthouse
Convalescent and Rehabilitation
Center and Eastern Shore Nursing
and Rehabilitation Center Projects)
(LOC; Bank of America)	0.26	6/7/11	4,210,000	[a]	4,210,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC; Wells
Fargo Bank)	0.23	6/7/11	620,000	[a]	620,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wells Fargo Bank)	0.28	6/7/11	300,000	[a]	300,000
New Jersey Economic Development
Authority, Revenue (Developmental
Disabilities Association of
New Jersey Inc. Project)
(LOC; Wells Fargo Bank)	0.28	6/7/11	1,860,000	[a]	1,860,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic
Development Authority,
Revenue (Falcon Safety
Products, Inc. Project)
(LOC; PNC Bank NA)	0.22	6/7/11	1,680,000	[a]	1,680,000
New Jersey Economic
Development Authority,
Revenue (Green Hill Project)
(LOC; Valley National Bank)	0.31	6/7/11	4,700,000	[a]	4,700,000
New Jersey Economic Development
Authority, Revenue (Jewish
Home at Rockleigh Project)
(LOC; Valley National Bank)	0.28	6/7/11	8,680,000	[a]	8,680,000
New Jersey Economic Development
Authority, Revenue (Jewish
Home at Rockleigh Project)
(LOC; Valley National Bank)	0.28	6/7/11	8,680,000	[a]	8,680,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wells Fargo Bank)	0.30	6/7/11	275,000	[a]	275,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo Bank)	0.35	6/7/11	100,000	[a]	100,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.35	6/7/11	2,000,000	[a]	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; Commerce Bank NA)	0.31	6/7/11	5,920,000	[a]	5,920,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.23	6/7/11	655,000	[a]	655,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Young
Men’s Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.28	6/7/11	1,075,000	[a]	1,075,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride, L.P.
Project) (LOC; Wells Fargo Bank)	0.35	6/7/11	2,400,000	[a]	2,400,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Trenton Office Complex)	5.25	6/15/11	840,000		841,465
New Jersey Educational Facilities
Authority, Revenue
(Princeton University)	3.50	7/1/11	250,000		250,557
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Princeton University)	5.00	7/1/11	100,000		100,353
New Jersey Environmental
Infrastructure Trust, Environmental
Infrastructure Bonds	3.35	9/1/11	100,000		100,627
New Jersey Health Care Facilities
Financing Authority, Revenue
(Christian Health Care Center
Issue) (LOC; Valley National Bank)	0.31	6/7/11	9,685,000	[a]	9,685,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Christian Health Care Center)
(LOC; Valley National Bank)	0.34	6/7/11	200,000	[a]	200,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Citibank NA)	0.38	6/7/11	1,000,000	[a,b]	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Hospitals Corporation)
(LOC; Bank of America)	0.24	6/7/11	1,800,000	[a]	1,800,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority,
Revenue (The Matheny
School and Hospital, Inc.)
(LOC; Bank of America)	0.28	6/7/11	200,000	[a]	200,000
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.00	12/15/11	175,000		178,876
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.25	12/15/11	200,000		204,552
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	12/15/11	1,700,000		1,743,008
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.38	6/7/11	28,000,000	[a]	28,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Liquidity
Facility; Societe Generale)	0.19	6/7/11	20,200,000	[a]	20,200,000
Ocean County,
GO Notes, Refunding	4.00	12/1/11	750,000		762,931
Palmyra Borough,
GO Notes, BAN	1.50	6/8/11	2,648,000		2,648,226
Piscataway Township,
GO Notes (General Improvement)	4.00	10/15/11	100,000		101,143
Port Authority of New York and
New Jersey (Consolidated Bonds,
152nd Series) (Liquidity
Facility; JPMorgan Chase Bank)	0.27	6/7/11	1,660,000	[a,b]	1,660,000
Port Authority of New York and
New Jersey, CP	0.32	8/11/11	3,000,000		3,000,000
Port Authority of New York and
New Jersey, Equipment Notes	0.24	6/7/11	1,255,000	[a]	1,255,000
Port Authority of New York and
New Jersey, Equipment Notes	0.24	6/7/11	5,800,000	[a]	5,800,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Puttable Floating Option Tax
Exempt Receipts (New Jersey
Economic Development
Authority, Assisted Living
Facility Revenue (Meridian
Assisted Living at Bridgewater
Project)) (LOC; Merrill Lynch
Capital Services and Liquidity
Facility; Merrill Lynch
Capital Services)	0.51	6/7/11	13,850,000	[a,b]	13,850,000
Rahway Redevelopment Agency,
City-Secured Arts District
Extension Project Notes	1.75	9/15/11	2,150,000		2,153,859
Red Bank,
GO Notes, BAN	1.50	11/30/11	2,090,500		2,095,653
River Vale Township,
GO Notes, BAN	1.50	1/13/12	9,000,000		9,027,571
Spotswood Borough,
GO Notes, BAN	1.50	12/7/11	2,400,000		2,406,143
Stafford Township,
GO Notes, Refunding	3.00	7/1/11	250,000		250,463
Stafford Township,
GO Notes, Refunding (Insured;
Assured Guaranty Municipal Corp.)	2.00	12/1/11	125,000		125,621
Trenton,
GO Notes	2.00	7/15/11	1,168,000		1,169,327
Vernon Township,
GO Notes	3.00	1/1/12	585,000		591,486
Vineland,
Electric Utility GO Notes,
Refunding (LOC; Wells Fargo Bank)	0.20	6/7/11	8,400,000	[a]	8,400,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—5.7%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control Facilities
Financing Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb
Company Project)	0.28	6/7/11	5,300,000	[a]	5,300,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.19	6/7/11	7,600,000	[a,b]	7,600,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.29	6/7/11	3,630,000	[a,b]	3,630,000

Total Investments (cost $260,459,117)			90.2%		260,459,117

Cash and Receivables (Net)			9.8%		28,225,102

Net Assets			100.0%		288,684,219

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, these securities amounted to $42,270,000 or 14.6% of net assets.

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	50.7
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	17.6
Not Rated[d]		Not Rated[d]		Not Rated[d]	31.7
					100.0

† Based on total investments.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	260,459,117	260,459,117
Cash		144,949
Receivable for investment securities sold		28,774,794
Interest receivable		775,594
Prepaid expenses		22,800
		290,177,254
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		136,358
Payable for shares of Common Stock redeemed		1,270,997
Accrued expenses		85,680
		1,493,035
Net Assets ($)		288,684,219
Composition of Net Assets ($):
Paid-in capital		288,683,894
Accumulated net realized gain (loss) on investments		325
Net Assets ($)		288,684,219
Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		288,780,561
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	794,968
Expenses:
Management fee—Note 2(a)	761,823
Shareholder servicing costs—Note 2(b)	124,153
Professional fees	37,000
Prospectus and shareholders’ reports	29,228
Directors’ fees and expenses—Note 2(c)	22,967
Custodian fees—Note 2(b)	12,672
Registration fees	8,163
Miscellaneous	13,322
Total Expenses	1,009,328
Less—reduction in expenses due to undertaking—Note 2(a)	(214,201)
Less—reduction in fees due to earnings credits—Note 2(b)	(194)
Net Expenses	794,933
Investment Income—Net	35
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	325
Net Increase in Net Assets Resulting from Operations	360

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	35	90
Net realized gain (loss) on investments	325	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	360	90
Dividends to Shareholders from ($):
Investment income—net	(35)	(90)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	236,617,262	575,090,844
Dividends reinvested	32	74
Cost of shares redeemed	(264,417,831)	(692,999,773)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(27,800,537)	(117,908,855)
Total Increase (Decrease) in Net Assets	(27,800,212)	(117,908,855)
Net Assets ($):
Beginning of Period	316,484,431	434,393,286
End of Period	288,684,219	316,484,431

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2011		Year Ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.003	.021	.031	.027
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.003)	(.021)	(.031)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[b]	.27	2.13	3.11	2.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66[c]	.64	.64	.60	.62	.64
Ratio of net expenses
to average net assets	.52[c]	.49	.60	.59	.61	.64
Ratio of net investment income
to average net assets	.00[b,c]	.00[b]	.27	2.05	3.07	2.73
Net Assets, end of period
($ x 1,000)	288,684	316,484	434,393	497,086	476,915	374,567

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost,

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	260,459,117
Level 3—Significant Unobservable Inputs	—
Total	260,459,117

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at any time. The reduction in expenses, pursuant to the undertaking, amounted to $214,201 during the period ended May 31, 2011.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2011, the fund was charged $72,596 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $34,061 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $3,433 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $194.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $12,672 pursuant to the custody agreement.

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $123,416, custodian fees $12,700, shareholder services plan fees $12,000, chief compliance officer fees $3,006 and transfer agency per account fees $10,500, which are offset against an expense reimbursement currently in effect in the amount of $25,264.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Director and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $76,655,000 and $113,000,000, respectively.

The Fund 27

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	July 25, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6